DEBT AND CREDIT SOURCES - Physical Delivery Forward (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Sep. 29, 2020	Sep. 09, 2020	Aug. 26, 2020	Jul. 17, 2020	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Subsidiary or Equity Method Investee [Line Items]
Consideration received on transaction			$ 298,000
Number of shares issued in transaction (in shares)			8,915,692
Remeasurement gain					$ (18,363)	$ 2,411	$ (34,468)
Own-Share Lending Arrangement
Subsidiary or Equity Method Investee [Line Items]
Maximum amount allowed under physical delivery forward				$ 60,000
Physical Delivery Forward
Subsidiary or Equity Method Investee [Line Items]
Maximum amount allowed under physical delivery forward	$ 60,000	$ 60,000
Consecutive trading days		15 days
Consideration received on transaction	$ 58,500
Number of shares issued in transaction (in shares)	3,800,000
Price per share (USD per share)	$ 15.40
Carrying amount	$ 64,100
Remeasurement gain					$ 8,500